Post-Employment and Other Long-Term Employees Benefits - Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	$ 597
Foreign currency translation adjustment	0	$ 0
Plan assets at fair value at end of year	718	597
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	113	117
Contributions (employer and employee)	14	11
Actual return on plan assets	2	(1)
Net benefit payments	11	9
Settlements		(34)
Transfer in Level 3	10	11
Foreign currency translation adjustment	12
Plan assets at fair value at end of year	$ 162	$ 113